Share-based compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of classes of share capital [line items]
Weighted average share price	$ 0.51	$ 1.56
Employer contributions to employee retirement savings plan percentage of employee contribution		150.00%
Percentage of employees contribution		10.00%
2020 [member]
Disclosure of classes of share capital [line items]
Employer contributions to employee retirement savings plan percentage of employee contribution		125.00%
After year two [member]
Disclosure of classes of share capital [line items]
Employer contributions to employee retirement savings plan percentage of employee contribution		100.00%
Deferred share unit [member]
Disclosure of classes of share capital [line items]
Number of options outstanding,	1,323,856	640,705
Current liability	$ 1,000,000	$ 1,000,000